CAPITAL STOCK	12 Months Ended
Dec. 31, 2013
CAPITAL STOCK [Abstract]
CAPITAL STOCK

NOTE 7 - CAPITAL STOCK

At December 31, 2013, the Company's authorized capital stock was 400,000,000 shares of Common Stock, par value $0.0001 per share, and 5,000,000 shares of Preferred Stock, par value $0.0001 per share.  On that date, the Company had outstanding 39,828,881 shares of Common Stock, and no shares of Preferred Stock.

On March 6, 2014, the company amended it Certificate of Incorporation to increase its authorized capital stock to 1,000,000,000 shares of Common Stock, par value $0.0001 per share.  In addition, the company amended it Certificate of Incorporation to effect a reverse split of its common stock at a ratio of one share for each ten shares.

2012 Transactions:  During the year ended December 31, 2012, the Company issued shares of Common Stock in the following transactions:

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733,330 shares of Common Stock for consulting services valued at $158,760.

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3,946,233 shares of Common Stock related to conversions of notes payable valued at $947,096.

2013 Transactions:  During the year ended December 31, 2013, the Company issued shares of Common Stock in the following transactions:

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334,902 shares of Common Stock for consulting services valued at $49,251.

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7,633,519 shares of Common Stock for compensation valued at $1,526,704.